Consolidated Statements of Shareholders' Equity (Deficiency) (USD $)	Reclass Of Warrant Liabilities [Member] Additional Paid-in Capital [Member]	Reclass Of Warrant Liabilities [Member]	Special Voting Shares [Member]	Additional Paid-in Capital [Member] Reclass Of Conversion Option [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Reclass Of Conversion Option [Member]	Total
Balance at Nov. 30, 2011			$ 902,276		$ 20,067,548	$ (115,035)	$ (23,947,819)		$ (3,093,030)
Balance (in Shares) at Nov. 30, 2011			15,908,444
Issuance of common shares (in Shares)			1,818,182
Issuance of common shares			5,000,000						5,000,000
Share issuance cost and cost adjustments			(779,271)						(779,271)
Stock options to employees					2,251,325				2,251,325
Stock options to non-management board members					72,520				72,520
DSU's to non-management board members					36,727				36,727
Shares issued for options exercised, shares (in Shares)									0
Proceeds from at-the-market financing (Note 10)			1,005,692						1,005,692
Share issuance cost (Note 10)			(779,271)						(779,271)
Issuance of shares on exercise of cashless warrants (Note 14)			1,005,692						1,005,692
Issuance of shares on exercise of cashless warrants (Note 14) (in Shares)			180,315
Other comprehensive gain (loss)						(124,975)			(124,975)
Net loss							(6,136,865)		(6,136,865)
Cancellation on shares exchanged (in Shares)			(4)
Net Period Change in Consolidated statements of operations and comprehensive loss			5,226,421		2,360,572	(124,975)	(6,136,865)		1,325,153
Net Period Change in Consolidated statements of operations and comprehensive loss, shares (in Shares)			1,998,493
Balance at Nov. 30, 2012			6,128,697		22,428,120	(240,010)	(30,084,684)		(1,767,877)
Balance (in Shares) at Nov. 30, 2012			17,906,937
Issuance of common shares (in Shares)			3,315,000
Issuance of common shares			5,460,892						5,460,892
Share issuance cost and cost adjustments			(857,278)						(857,278)
Stock options to employees					1,017,908				1,017,908
Stock options to non-management board members					135,974				135,974
DSU's to non-management board members					39,547				39,547
Shares issued for options exercised			8,459		(2,494)				5,965
Shares issued for options exercised, shares (in Shares)			3,500						3,500
Share issuance cost (Note 10)			(857,278)						(857,278)
Issuance of shares on exercise of warrants			980,382						980,382
Issuance of shares on exercise of warrants, shares (in Shares)			205,175
Other comprehensive gain (loss)						524,431			524,431
Net loss							(11,495,017)		(11,495,017)
Cancellation on shares exchanged (in Shares)			(1)
Net Period Change in Consolidated statements of operations and comprehensive loss			5,592,455		1,190,935	524,431	(11,495,017)		(4,187,196)
Net Period Change in Consolidated statements of operations and comprehensive loss, shares (in Shares)			3,523,674
Balance at Nov. 30, 2013			11,721,152		23,619,055	284,421	(41,579,701)		(5,955,073)
Balance (in Shares) at Nov. 30, 2013			21,430,611
Share issuance cost and cost adjustments			(811,887)						(811,887)
Stock options to employees					1,748,607				1,748,607
Reclass of warrant liabilities (Note 14)	5,438,022	5,438,022		728,950				728,950	(510,216)
Reclass of conversion option in convertible debenture (Note 7)	5,438,022	5,438,022		728,950				728,950	(510,216)
DSU's to non-management board members					20,807				20,807
Shares issued for options exercised			168,693		(51,709)				116,984
Shares issued for options exercised, shares (in Shares)			48,000						48,000
Proceeds from at-the-market financing (Note 10)			6,571,673						6,571,673
Proceeds from at-the-market financing (Note 10) (in Shares)			1,689,500
Share issuance cost (Note 10)			(811,887)						(811,887)
Issuance of shares on exercise of warrants			1,291,436		(510,216)				781,220
Issuance of shares on exercise of warrants, shares (in Shares)			288,500
Adjustment of conversion option in convertible debenture (Note 7)					126,414				126,414
Issuance of shares on exercise of cashless warrants (Note 14)			6,571,673						6,571,673
Net loss							(3,856,353)		(3,856,353)
Net Period Change in Consolidated statements of operations and comprehensive loss			7,219,915		7,500,875		(3,856,353)		10,864,437
Net Period Change in Consolidated statements of operations and comprehensive loss, shares (in Shares)			2,026,000
Balance at Nov. 30, 2014			$ 18,941,067		$ 31,119,930	$ 284,421	$ (45,436,054)		$ 4,909,364
Balance (in Shares) at Nov. 30, 2014			23,456,611